UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2012



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2012


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

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       ANNUAL REPORT
       USAA TAX EXEMPT SHORT-TERM FUND
       FUND SHARES o ADVISER SHARES
       MARCH 31, 2012

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PRESIDENT'S MESSAGE

"...[A]S WE EXPECTED, THE TAX-EXEMPT               [PHOTO OF DANIEL S. McNAMARA]
BOND MARKET RALLIED STRONGLY DURING
THE REPORTING PERIOD."

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MAY 2012

The decline of long-term interest rates during the reporting period was remarkable. When the 10-year U.S. Treasury yield was near 3.5% on March 31, 2011, most observers doubted it could drop much further. In fact, rates defied expectations and fell dramatically over the year. The 10-year Treasury yield was 2.21% on March 31, 2012, and it had been even lower just a few weeks earlier.

As the fiscal year began, investors were optimistic that the U.S. economy was improving -- though the unemployment rate remained stubbornly high and consumer spending was muted -- and that the problems in Europe had been contained. As spring turned into summer, investors' attention was diverted by the partisan wrangling in Congress over the raising of the nation's debt ceiling. As the debt ceiling debate receded, investors recognized that the U.S. economy and Europe were both weaker than originally hoped. Fear once again dominated the markets and investors sought the relative safety of high-quality bonds. Yields, which move in the opposite direction of prices, fell as the bond markets traded higher.

To support the on-again, off-again economic recovery, the Federal Reserve (the
Fed) continued to hold short-term interest rates in a range between zero and 0.25% throughout the reporting period. The Fed also sought to lower the cost of borrowing by selling shorter-term bonds in its portfolio of securities and buying longer-term bonds, thereby pushing down long-term interest rates (known in the media as "Operation Twist"). As the reporting period ended, yields rose slightly as investors regained some confidence that the European Central Bank would be successful in its efforts to stabilize the markets and that stronger-than-expected fourth-quarter economic activity would be sustained in 2012.

At the time of this writing, the United States appears to be one of the strongest economies among developed nations. Europe's economy is contracting, and Japan's economy is slowing. The question remains: Is the economy in a self-sustaining recovery or is recent economic growth

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an anomaly, perhaps the result of increased consumer spending during an extraordinarily mild winter? The Fed has certainly pumped significant liquidity into the U.S. financial system in order to stimulate spending and borrowing. Whether that has translated into sustainable economic growth is unknown.

Against this backdrop, and much as we expected, the tax-exempt bond market rallied strongly during the reporting period. The USAA tax-exempt bond funds also performed well. The performance of tax-exempt bonds during the reporting period is a strong argument for adhering to a long-term strategy. Investors who sold some or all of their holdings in reaction to predictions of widespread municipal defaults may have missed opportunities to enjoy the returns of our tax-exempt bond funds. We have always believed that state and local governments would make the tough decisions to raise revenue and cut spending. Coupled with an upturn in economic activity, these efforts have improved their fiscal situations.

Tax-exempt bond prices increased significantly during the reporting period, and shareholders should not expect the same type of appreciation going forward. However, we believe that municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide. Our team of municipal bond managers and analysts will continue to maintain their income focus as they seek attractive investments for the funds.

At the same time, yields are at historic lows in the money markets. Some investors may find that other investments, such as short-term certificates of deposit (CDs) and short duration bond funds -- potentially offering higher yields than money markets -- could be attractive alternatives.

From all of us here at USAA Asset Management Company, thank you for allowing us to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Some income may be subject to state or local taxes. o Investing in securities products involves risk, including possible loss of principal. o DIVERSIFICATION IS A TECHNIQUE TO HELP REDUCE RISK. THERE IS NO ABSOLUTE GUARANTEE THAT DIVERSIFICATION WILL PROTECT AGAINST A LOSS OF INCOME. o CDs are insured by the FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in bond fund will fluctuate with changes in market conditions so that shares, when redeemed, may be worth more or less than original cost. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the these funds. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

SHAREHOLDER VOTING RESULTS                                                   16

FINANCIAL INFORMATION

  Distributions to Shareholders                                              17

  Report of Independent Registered Public Accounting Firm                    18

  Portfolio of Investments                                                   19

  Notes to Portfolio of Investments                                          35

  Financial Statements                                                       37

  Notes to Financial Statements                                              40

EXPENSE EXAMPLE                                                              54

TRUSTEES' AND OFFICERS' INFORMATION                                          56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND) IS A TAX-EXEMPT BOND FUND WITH AN INVESTMENT OBJECTIVE OF PROVIDING INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is three years or less.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

REGINA SHAFER, CPA, CFA                                 [PHOTO OF REGINA SHAFER]
USAA Asset Management Company

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o HOW DID THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

   The Fund Shares provided a total return of 4.40% versus an average return of 2.48% for the 88 funds in the Lipper Short Municipal Debt Funds Average. This compares to returns of 2.58% for the Lipper Short Municipal Debt Funds Index and 12.07% for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 2.53%, compared to the Lipper category average of 1.38%.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   The tax-exempt bond market, which began a sustained rally in January 2011, was among the best-performing asset classes of the 12-month reporting period. Supply and demand factors, coupled with a strong Treasury market, drove performance. New issue supply was light as state and local municipalities maintained austere budgets, postponing capital projects and, therefore, issuing fewer bonds. In addition, the volume of new supply was less than the amount of bonds

   Refer to pages 9 and 10 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA TAX EXEMPT SHORT-TERM FUND

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   that matured or were called. Although new issuance trended up during the last quarter, most of it was refunding -- that is, state and municipal governments replaced higher-yielding bonds with debt issued at lower interest rates. Low supply and robust demand supported higher municipal bond prices as yields declined.

   Tax-exempt prices also benefited from the rally in U.S. Treasuries, which municipals tend to follow over time. Investors seemed to prefer the safety and quality of U.S. government securities as economic growth slowed in mid-2011 and concern increased about Greece's debt problems. The Federal Reserve's (the Fed) announcement that it would extend the maturity of its portfolio of securities by selling shorter-term bonds and buying longer-term bonds ("Operation Twist") also pushed longer-term Treasury yields lower.

   The yield on three-year AAA general obligation bonds dropped from 0.98% on March 31, 2011, to a low of 0.38% on August 17, 2011, and was 0.54% on March 31, 2012.

   States and municipalities made progress with their fiscal challenges. Despite dire predictions by some, state and local governments have taken actions to balance their budgets. States benefited from eight consecutive quarters of increased tax revenues, which helped fill budget gaps.

o  HOW DID YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

   In keeping with our investment approach, we continued to invest a portion of the portfolio in variable-rate demand notes (VRDNs). The VRDNs owned by the Fund possess a "demand" feature that allows the holder to sell the bond back to the issuer at par with notice of seven days or less, which gives us the flexibility to act when attractive opportunities arise. VRDNs help reduce share price volatility in the

   AS INTEREST RATES RISE, EXISTING BOND PRICES FALL. o Variable-rate demand notes (VRDNs) are securities which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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   Fund because they tend to remain at par (100% of face value) even as interest rates move. Furthermore, VRDNs can generate income for the Fund when short-term rates are rising because they have interest rates that adjust weekly.

o  WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

   We continue to manage the portfolio with a focus on income. Our experienced team of research analysts helped us look beyond the headlines and find attractive investment opportunities, especially those that would provide higher income to the Fund. Over the long term, the portfolio's income distribution contributes the majority of its total return (see page 7).

   We continue to do our own credit research and do not rely on the opinion of credit agencies to evaluate investments for the Fund. We also continuously monitor every holding in the portfolio. To limit exposure to an unexpected event, the Fund is diversified both by issuer and geographic area. There are more than 300 bonds in the Fund. We continue to avoid issues subject to the alternative minimum tax for individuals.

o  WHAT IS YOUR OUTLOOK?

   We expect the U.S. economy to continue its slow-growth expansion. Despite the decline in unemployment and an increase in consumer spending, the housing market remains weak. Some observers appear concerned that inflation could emerge as economic conditions improve. The Fed has reiterated its commitment to low interest rates, saying it plans to keep short-term rates between zero and 0.25% until sometime in 2014. We expect Europe's fiscal troubles could remain a source of volatility.

   Diversification does not guarantee a profit or prevent a loss.

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4  | USAA TAX EXEMPT SHORT-TERM FUND

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   A number of state and local governments continue to face budgetary challenges, but we have confidence that they will continue working to maintain fiscal balance by cutting expenses and increasing revenues. We do not expect a material change in the strong debt repayment record of municipal issuers. Overall, municipal credit quality remains strong. Although occasional one-off problems are likely given the size and diversity of the tax-exempt market, we expect such occurrences will be the exception, not the rule.

   During the reporting period, tax-exempt bond prices increased significantly. Nevertheless, municipal bonds continue to look attractive relative to other fixed-income alternatives, largely because of their tax-free yields and strong credit quality. We believe that it is hard to predict interest rates, and shareholders should continue making investment decisions based on their long-term goals, risk tolerance, and time horizon. Over time, tax-free income will make up most of the Fund's total return.

   Thank you for your continued confidence in us.

   Some income may be subject to state or local taxes but not the alternative minimum tax.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND SHARES (Ticker Symbol: USSTX)

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                                               3/31/12              3/31/11
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Net Assets                                 $2,124.1 Million     $1,860.3 Million
Net Asset Value Per Share                       $10.80               $10.61

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                  $0.273               $0.286
Capital Gain Distributions Per Share              --                   --
Dollar-Weighted Average
Portfolio Maturity                             2.2 Years            2.4 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/12
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   1 Year                           5 Years                          10 Years
   4.40%                             3.73%                             3.37%

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  30-DAY SEC YIELD AS OF 3/31/12*                EXPENSE RATIO AS OF 3/31/11**
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           1.14%                                             0.54%

*Calculated as prescribed by the Securities and Exchange Commission.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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6  | USAA TAX EXEMPT SHORT-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MARCH 31, 2012

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                      TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
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10 Years                 3.37%         =          3.23%          +        0.14%
5 Years                  3.73%         =          3.36%          +        0.37%
1 Year                   4.40%         =          2.61%          +        1.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED MARCH 31, 2003-MARCH 31, 2012

    [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                   TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
3/31/2003              5.44%               3.37%                    2.07%
3/31/2004              2.73%               2.64%                    0.09%
3/31/2005              0.75%               2.59%                   -1.84%
3/31/2006              2.40%               3.24%                   -0.84%
3/31/2007              3.79%               3.70%                    0.09%
3/31/2008              3.84%               3.93%                   -0.09%
3/31/2009              2.38%               4.36%                   -1.98%
3/31/2010              5.46%               3.15%                    2.31%
3/31/2011              2.62%               2.71%                   -0.09%
3/31/2012              4.40%               2.61%                    1.79%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the periods ended 3/31/12, and assuming marginal federal tax
rates of:                                25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD            DIVIDEND RETURN
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10 Years               3.23%              4.31%      4.49%      4.82%      4.97%
5 Years                3.36%              4.48%      4.66%      5.01%      5.17%
1 Year                 2.61%              3.48%      3.63%      3.90%      4.02%

To match the Fund Shares' closing 30-day SEC Yield of 1.14% on 3/31/12,

A FULLY TAXABLE INVESTMENT MUST PAY:      1.52%      1.58%      1.70%      1.75%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

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Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2011 tax rates.

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8  | USAA TAX EXEMPT SHORT-TERM FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            USAA TAX EXEMPT        LIPPER SHORT
                        BARCLAYS              SHORT-TERM          MUNICIPAL DEBT
                  MUNICIPAL BOND INDEX        FUND SHARES          FUNDS INDEX
03/31/02              $10,000.00              $10,000.00            $10,000.00
04/30/02               10,195.45               10,104.38             10,073.69
05/31/02               10,257.40               10,136.23             10,106.73
06/30/02               10,365.86               10,200.88             10,156.88
07/31/02               10,499.17               10,267.32             10,205.33
08/31/02               10,625.39               10,325.98             10,243.84
09/30/02               10,858.11               10,400.17             10,286.60
10/31/02               10,678.11               10,333.43             10,238.49
11/30/02               10,633.73               10,352.89             10,261.70
12/31/02               10,858.11               10,446.83             10,336.40
01/31/03               10,830.60               10,464.33             10,358.90
02/28/03               10,982.02               10,538.11             10,412.03
03/31/03               10,988.59               10,543.78             10,405.16
04/30/03               11,061.19               10,569.58             10,427.88
05/31/03               11,320.19               10,654.46             10,487.76
06/30/03               11,272.08               10,658.42             10,497.25
07/31/03               10,877.64               10,564.34             10,453.67
08/31/03               10,958.76               10,598.12             10,477.98
09/30/03               11,280.96               10,708.67             10,546.71
10/31/03               11,224.15               10,702.94             10,540.93
11/30/03               11,341.13               10,733.75             10,556.81
12/31/03               11,435.04               10,757.11             10,571.48
01/31/04               11,500.54               10,789.44             10,600.41
02/29/04               11,673.62               10,860.04             10,640.63
03/31/04               11,632.97               10,831.90             10,628.34
04/30/04               11,357.47               10,746.04             10,573.13
05/31/04               11,316.28               10,727.46             10,559.56
06/30/04               11,357.47               10,739.51             10,570.04
07/31/04               11,506.93               10,792.11             10,609.91
08/31/04               11,737.53               10,863.84             10,668.79
09/30/04               11,799.84               10,876.64             10,676.37
10/31/04               11,901.37               10,900.65             10,697.48
11/30/04               11,803.21               10,874.10             10,670.66
12/31/04               11,947.35               10,920.13             10,709.85
01/31/05               12,059.01               10,933.16             10,711.02
02/28/05               12,018.89               10,927.85             10,710.30
03/31/05               11,943.09               10,912.88             10,706.75
04/30/05               12,131.44               10,951.69             10,731.32
05/31/05               12,217.18               10,980.23             10,756.11
06/30/05               12,292.97               11,018.98             10,795.06
07/31/05               12,237.41               11,016.40             10,797.64
08/31/05               12,360.96               11,055.44             10,829.50
09/30/05               12,277.71               11,065.73             10,844.41
10/31/05               12,203.15               11,062.26             10,844.60
11/30/05               12,261.73               11,081.34             10,862.75
12/31/05               12,367.18               11,114.01             10,896.80
01/31/06               12,400.55               11,143.00             10,925.74
02/28/06               12,483.80               11,173.81             10,949.89
03/31/06               12,397.71               11,176.88             10,953.00
04/30/06               12,393.45               11,186.86             10,969.32
05/31/06               12,448.66               11,221.05             11,007.56
06/30/06               12,401.79               11,236.49             11,013.34
07/31/06               12,549.31               11,290.40             11,057.69
08/31/06               12,735.52               11,357.20             11,115.21
09/30/06               12,824.10               11,414.27             11,158.07
10/31/06               12,904.52               11,447.72             11,186.50
11/30/06               13,012.09               11,492.72             11,221.94
12/31/06               12,966.11               11,507.96             11,236.70
01/31/07               12,932.92               11,507.54             11,246.00
02/28/07               13,103.33               11,574.36             11,296.72
03/31/07               13,071.03               11,599.90             11,321.52
04/30/07               13,109.72               11,634.19             11,350.50
05/31/07               13,051.68               11,626.20             11,367.23
06/30/07               12,984.04               11,631.27             11,365.22
07/31/07               13,084.69               11,676.85             11,405.69
08/31/07               13,028.24               11,694.96             11,420.83
09/30/07               13,221.03               11,785.01             11,476.85
10/31/07               13,279.96               11,811.66             11,506.76
11/30/07               13,364.64               11,873.92             11,542.92
12/31/07               13,401.74               11,889.96             11,578.20
01/31/08               13,570.73               12,052.85             11,699.19
02/29/08               12,949.43               11,924.89             11,561.25
03/31/08               13,319.55               12,044.01             11,604.38
04/30/08               13,475.41               12,062.49             11,627.16
05/31/08               13,556.88               12,105.80             11,674.59
06/30/08               13,403.87               12,089.57             11,654.76
07/31/08               13,454.81               12,156.18             11,719.17
08/31/08               13,612.27               12,246.93             11,775.02
09/30/08               12,973.92               12,118.36             11,675.86
10/31/08               12,841.50               12,040.59             11,637.95
11/30/08               12,882.33               12,082.55             11,683.27
12/31/08               13,070.14               12,047.40             11,689.25
01/31/09               13,548.54               12,304.52             11,841.71
02/28/09               13,619.73               12,311.77             11,838.59
03/31/09               13,622.21               12,330.76             11,870.68
04/30/09               13,894.34               12,407.94             11,924.42
05/31/09               14,041.33               12,482.52             11,972.99
06/30/09               13,909.79               12,507.42             11,996.22
07/31/09               14,142.51               12,594.46             12,060.34
08/31/09               14,384.29               12,662.48             12,091.05
09/30/09               14,900.50               12,788.31             12,171.45
10/31/09               14,587.72               12,768.64             12,158.05
11/30/09               14,708.25               12,856.70             12,209.41
12/31/09               14,757.96               12,876.20             12,224.02
01/31/10               14,834.82               12,950.07             12,256.20
02/28/10               14,978.61               13,026.05             12,282.78
03/31/10               14,942.75               13,003.52             12,271.41
04/30/10               15,124.35               13,070.06             12,293.49
05/31/10               15,237.78               13,109.05             12,316.73
06/30/10               15,246.84               13,138.72             12,329.16
07/31/10               15,436.96               13,231.09             12,377.62
08/31/10               15,790.39               13,333.04             12,418.94
09/30/10               15,765.71               13,336.83             12,411.64
10/31/10               15,722.05               13,353.58             12,419.44
11/30/10               15,407.67               13,308.26             12,399.53
12/31/10               15,109.08               13,253.54             12,379.76
01/31/11               14,997.78               13,244.78             12,384.11
02/28/11               15,236.54               13,313.96             12,409.41
03/31/11               15,185.77               13,343.93             12,430.78
04/30/11               15,457.72               13,426.00             12,472.89
05/31/11               15,721.87               13,518.38             12,528.66
06/30/11               15,776.72               13,573.56             12,555.82
07/31/11               15,937.73               13,653.53             12,599.07
08/31/11               16,210.39               13,720.33             12,638.69
09/30/11               16,377.97               13,738.47             12,643.75
10/31/11               16,317.08               13,714.55             12,626.44
11/30/11               16,413.47               13,756.60             12,648.24
12/31/11               16,725.72               13,838.88             12,688.98
01/31/12               17,112.53               13,916.23             12,736.81
02/29/12               17,129.39               13,956.39             12,766.22
03/31/12               17,018.09               13,932.10             12,751.15

                                   [END CHART]

                       Data from 3/31/02 through 3/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market.
   All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA TAX EXEMPT              LIPPER SHORT MUNICIPAL
                        SHORT-TERM FUND SHARES             DEBT FUNDS AVERAGE
03/31/03                        3.24%                             2.54%
03/31/04                        2.61                              1.96
03/31/05                        2.62                              2.10
03/31/06                        3.24                              2.59
03/31/07                        3.63                              3.02
03/31/08                        3.86                              3.27
03/31/09                        4.39                              3.58
03/31/10                        3.00                              1.87
03/31/11                        2.70                              1.41
03/31/12                        2.53                              1.38

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 3/31/03 to 3/31/12.

The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

USAA TAX EXEMPT SHORT-TERM FUND ADVISER SHARES (Ticker Symbol: UTESX)

--------------------------------------------------------------------------------
                                              3/31/12                 3/31/11
--------------------------------------------------------------------------------
Net Assets                                  $6.0 Million            $4.9 Million
Net Asset Value Per Share                      $10.80                  $10.61

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                 $0.246                  $0.173
Capital Gain Distributions Per Share             --                      --

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/12
--------------------------------------------------------------------------------
      1 Year                                       Since Inception 8/1/10*
      4.14%                                                 2.89%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 3/31/12**
--------------------------------------------------------------------------------
  Before Reimbursement     0.17%                After Reimbursement     0.90%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 3/31/11***
--------------------------------------------------------------------------------
  Before Reimbursement     1.53%                After Reimbursement     0.80%

*The USAA Tax Exempt Short-Term Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH AUGUST 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE ADVISER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.80% OF THE ADVISER SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER AUGUST 1, 2012. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 0.17% on 3/31/12, and assuming marginal federal tax
rates of:                                25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:      0.23%      0.24%      0.26%      0.26%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2011 tax rates.

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                USAA TAX EXEMPT           LIPPER SHORT
                    BARCLAYS MUNICIPAL          SHORT-TERM FUND          MUNICIPAL DEBT
                       BOND INDEX               ADVISER SHARES            FUNDS INDEX
07/31/10               $10,000.00                 $10,000.00               $10,000.00
08/31/10                10,228.95                  10,074.87                10,033.38
09/30/10                10,212.97                  10,085.31                10,027.48
10/31/10                10,184.68                  10,086.35                10,033.79
11/30/10                 9,981.03                  10,049.96                10,017.70
12/31/10                 9,787.61                  10,006.37                10,001.73
01/31/11                 9,715.50                   9,997.77                10,005.25
02/28/11                 9,870.17                  10,048.12                10,025.68
03/31/11                 9,837.28                  10,068.74                10,042.95
04/30/11                10,013.45                  10,128.54                10,076.96
05/31/11                10,184.57                  10,196.15                10,122.02
06/30/11                10,220.10                  10,235.65                10,143.97
07/31/11                10,324.40                  10,293.76                10,178.91
08/31/11                10,501.03                  10,341.92                10,210.92
09/30/11                10,609.58                  10,353.30                10,215.01
10/31/11                10,570.14                  10,333.20                10,201.02
11/30/11                10,632.58                  10,362.76                10,218.64
12/31/11                10,834.86                  10,422.38                10,251.55
01/31/12                11,085.43                  10,478.59                10,290.19
02/29/12                11,096.35                  10,506.75                10,313.95
03/31/12                11,024.25                  10,486.24                10,301.77

                                   [END CHART]

                      Data from 7/31/10 through 3/31/12.*

                      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper Short Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 3/31/12
                                (% of Net Assets)

General Obligation ......................................................  18.3%
Hospital ................................................................  17.6%
Electric Utilities ......................................................  14.2%
Special Assessment/Tax/Fee ..............................................   6.9%
Appropriated Debt .......................................................   5.0%
Electric/Gas Utilities ..................................................   4.3%
Nursing/CCRC ............................................................   4.1%
Education ...............................................................   4.1%
Real Estate Tax/Fee .....................................................   2.8%
Toll Roads ..............................................................   2.7%

You will find a complete list of securities that the Fund owns on pages 21-34.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                      o PORTFOLIO RATINGS MIX -- 3/31/12 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         1.1%
AA                                                                         13.4%
A                                                                          27.2%
BBB                                                                        19.6%
BELOW INVESTMENT-GRADE                                                      0.1%
SHORT-TERM INVESTMENT-GRADE RATINGS                                        28.7%
UNRATED                                                                     9.9%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities included in the Short-Term Investment-Grade Ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). The Below Investment-Grade category includes both long-term and short-term securities. Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 21-34.

As of August 5, 2011, Standard & Poor's Ratings has downgraded U.S. government securities from AAA to AA+.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                    FOR                 VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                       6,660,811,393              63,843,596
Daniel S. McNamara                     6,665,041,690              59,613,299
Robert L. Mason, Ph.D.                 6,673,454,396              51,200,593
Michael F. Reimherr                    6,655,017,938              69,637,051
Paul L. McNamara                       6,652,482,258              72,172,731
Barbara B. Ostdiek, Ph.D.              6,650,120,137              74,534,852

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended March 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

The net investment income (which excludes short-term capital gains) distributed by the Fund during the fiscal year ended March 31, 2012, was 100% tax-exempt for federal income tax purposes.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  17

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT SHORT-TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Short-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Short-Term Fund at March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
May 17, 2012

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2012

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

   PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

   collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., DEPFA Bank plc, Deutsche Postbank, Dexia Credit Local, JPMorgan Chase & Co., Societe Generale, or Wells Fargo Bank, N.A.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Duke Realty Corp., Fannie Mae, Government National Mortgage Association, National Rural Utility Corp., or Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA     Economic Development Authority
   EDC     Economic Development Corp.
   ETM     Escrowed to final maturity
   IDA     Industrial Development Authority/Agency
   IDB     Industrial Development Board
   ISD     Independent School District
   USD     Unified School District

================================================================================

20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (50.8%)

            ALABAMA (0.4%)
$ 1,265     Montgomery Medical Clinic Board                        4.50%        3/01/2013     $    1,285
  1,200     Montgomery Medical Clinic Board                        4.50         3/01/2014          1,240
  2,480     Montgomery Medical Clinic Board                        4.50         3/01/2015          2,597
  2,595     Montgomery Medical Clinic Board                        4.50         3/01/2016          2,726
                                                                                              ----------
                                                                                                   7,848
                                                                                              ----------
            ARIZONA (0.6%)
  1,350     Health Facilities Auth.                                4.00         4/01/2012          1,350
  2,405     Mohave County IDA                                      6.75         5/01/2012          2,410
  1,000     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2012          1,015
  1,000     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2013          1,039
  1,710     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2014          1,805
  5,365     State (INS)                                            5.00        10/01/2015          6,036
                                                                                              ----------
                                                                                                  13,655
                                                                                              ----------
            CALIFORNIA (5.4%)
  5,000     Golden Empire Schools Financing Auth.                  4.00         5/01/2012          5,015
  5,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2015          5,255
  7,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2016          7,406
  3,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2017          3,147
  5,000     Irvine USD Community Facilities District (INS)         5.00         9/01/2014          5,410
  3,730     Irvine USD Community Facilities District (INS)         5.00         9/01/2015          4,146
  5,885     Irvine USD Community Facilities District (INS)         5.00         9/01/2016          6,631
    500     Los Angeles County                                     5.00         3/01/2021            581
  1,000     Los Angeles County                                     5.00         9/01/2021          1,161
  9,000     Moreno Valley USD(f)                                   2.50        10/01/2012          9,061
 14,785     Public Works Board                                     5.00        10/01/2015         16,590
  2,000     Public Works Board(f)                                  5.00         4/01/2019          2,285
  1,000     Public Works Board(f)                                  5.00         4/01/2020          1,135
  1,500     Public Works Board(f)                                  5.00         4/01/2021          1,705
  2,000     Salinas USD (INS)                                      4.21(a)      6/01/2014          1,947
  1,000     Salinas USD (INS)                                      4.21(a)     10/01/2014            968
  6,000     School Cash Reserve Program Auth.                      2.50         1/31/2013          6,060
 15,000     State                                                  5.00        10/01/2017         17,643
 17,500     Statewide Communities Dev. Auth.                       5.00         6/15/2013         18,455
                                                                                              ----------
                                                                                                 114,601
                                                                                              ----------
            COLORADO (0.8%)
    220     Beacon Point Metropolitan District
             (LOC - Compass Bank)                                  4.38        12/01/2015            221
  1,865     Denver Health and Hospital Auth.                       5.00        12/01/2014          1,993

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 1,000     Denver Health and Hospital Auth.                       5.00%       12/01/2015     $    1,087
  1,475     Denver Health and Hospital Auth.                       5.00        12/01/2016          1,616
  2,000     Health Facilities Auth.                                5.00         6/01/2012          2,012
  1,335     Health Facilities Auth.                                5.00         6/01/2013          1,383
  2,000     Health Facilities Auth.                                5.00         6/01/2015          2,164
    110     Health Facilities Auth. (ETM)                          5.00        11/15/2015            127
  1,890     Health Facilities Auth.                                5.00        11/15/2015          2,141
    160     Health Facilities Auth. (ETM)                          5.00        11/15/2016            191
  2,840     Health Facilities Auth.                                5.00        11/15/2016          3,277
  1,730     High Plains Metropolitan District
             (LOC - Compass Bank)                                  4.38        12/01/2015          1,786
                                                                                              ----------
                                                                                                  17,998
                                                                                              ----------
            DISTRICT OF COLUMBIA (0.1%)
  3,215     Community Academy (INS)                                4.50         5/01/2017          3,099
                                                                                              ----------
            FLORIDA (3.1%)
  1,000     Highlands County Health Facilities                     5.00        11/15/2014          1,106
  1,000     Highlands County Health Facilities                     5.00        11/15/2015          1,131
  3,500     Highlands County Health Facilities                     5.00        11/15/2016          4,027
  1,235     Highlands County Health Facilities                     5.00        11/15/2016          1,421
 10,000     Hurricane Catastrophe Fund Finance Corp.               5.00         7/01/2014         10,885
  1,000     Jacksonville                                           5.00        10/01/2019          1,159
  4,580     Jacksonville                                           5.00        10/01/2020          5,304
  7,500     Miami-Dade County IDA                                  3.75        12/01/2018          7,947
  2,000     Orange County Health Facilities Auth.                  5.00        10/01/2013          2,105
  1,200     Orange County Health Facilities Auth.                  5.00        10/01/2016          1,329
  2,000     Palm Beach County School Board (INS)                   5.00         8/01/2015          2,276
  3,290     Palm Beach County School Board                         5.50         8/01/2015          3,747
  2,820     Pinellas County Educational Facilities Auth.           4.00        10/01/2020          2,894
 10,000     Sunshine State Governmental Financing Commission       5.00         9/01/2017         11,292
  8,975     Sunshine State Governmental Financing Commission       5.00         9/01/2018         10,185
                                                                                              ----------
                                                                                                  66,808
                                                                                              ----------
            GEORGIA (0.8%)
  3,000     Fulton County Dev. Auth.                               4.00        11/15/2016          3,291
  3,000     Municipal Electric Auth. of Georgia                    5.00         1/01/2016          3,407
    755     Private Colleges and Universities Auth.                4.00        10/01/2012            766
  3,415     Private Colleges and Universities Auth.                5.00        10/01/2018          3,748
  1,265     Private Colleges and Universities Auth.                5.00        10/01/2019          1,380
  3,770     Private Colleges and Universities Auth.                5.00        10/01/2020          4,079
                                                                                              ----------
                                                                                                  16,671
                                                                                              ----------
            GUAM (0.1%)
  1,000     Education Financing Foundation                         4.00        10/01/2013          1,003

================================================================================

22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   760     Education Financing Foundation                         5.00%       10/01/2014     $      778
                                                                                              ----------
                                                                                                   1,781
                                                                                              ----------
            ILLINOIS (3.9%)
    630     Chicago                                                6.13        12/01/2012            641
 20,000     Chicago (INS)                                          3.18(a)      1/01/2018         17,039
 15,000     Chicago Board of Education (INS)                       2.54(a)     12/01/2013         14,746
  7,140     Finance Auth.                                          4.50         2/15/2016          7,615
  3,720     Finance Auth.                                          5.25         5/01/2016          4,070
  5,940     Finance Auth.                                          4.50         2/15/2017          6,382
  2,410     Finance Auth.                                          5.00         8/15/2018          2,667
    655     Housing Dev. Auth.                                     4.15         1/01/2014            677
    130     Housing Dev. Auth.                                     4.20         1/01/2014            136
    595     Housing Dev. Auth.                                     4.15         7/01/2014            620
    750     Housing Dev. Auth.                                     4.20         7/01/2015            786
    400     Housing Dev. Auth.                                     4.30         1/01/2016            420
    140     Housing Dev. Auth.                                     4.35         1/01/2016            148
  5,000     Railsplitter Tobacco Settlement Auth.                  5.00         6/01/2016          5,592
  6,500     Railsplitter Tobacco Settlement Auth.                  5.00         6/01/2018          7,319
  4,160     Railsplitter Tobacco Settlement Auth.                  5.25         6/01/2020          4,741
  1,090     Railsplitter Tobacco Settlement Auth.                  5.25         6/01/2021          1,245
  3,000     State (INS)                                            5.00         1/01/2016          3,336
  5,000     State                                                  4.50         6/15/2016          5,697
                                                                                              ----------
                                                                                                  83,877
                                                                                              ----------
            INDIANA (2.4%)
 10,000     Finance Auth.                                          4.90         1/01/2016         10,973
  2,060     Health and Educational Facility Auth.                  5.00         2/15/2013          2,131
 20,000     Jasper County (INS)                                    5.60        11/01/2016         22,680
  3,750     Port Commission                                        4.10         5/01/2012          3,761
 10,000     Whiting Environmental Facilities                       5.00         7/01/2017         11,594
                                                                                              ----------
                                                                                                  51,139
                                                                                              ----------
            IOWA (0.5%)
 10,000     Finance Auth. (INS)                                    5.00         7/01/2014         10,831
                                                                                              ----------
            KANSAS (0.1%)
  2,000     La Cygne (INS)                                         4.05         3/01/2015          2,176
                                                                                              ----------
            LOUISIANA (0.4%)
  1,500     Office Facilities Corp.                                5.00         3/01/2016          1,706
  2,500     Offshore Terminal Auth.                                5.25         9/01/2016          2,617
  3,455     Public Facilities Auth.                                2.88        11/01/2015          3,548
                                                                                              ----------
                                                                                                   7,871
                                                                                              ----------
            MAINE (0.1%)
  2,500     Jay                                                    4.85         5/01/2019          2,590
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            MARYLAND (0.5%)
$10,000     Anne Arundel County                                    4.10%        7/01/2014     $   10,060
    200     Health and Higher Education Facilities Auth.,
             acquired 3/05/2003, cost $200(b)                      5.00         2/01/2013            206
                                                                                              ----------
                                                                                                  10,266
                                                                                              ----------
            MASSACHUSETTS (0.9%)
 11,500     Dev. Finance Agency                                    2.88        10/01/2014         12,110
    600     Dev. Finance Agency                                    5.00         1/01/2015            643
    630     Dev. Finance Agency                                    5.00         1/01/2016            682
    835     Dev. Finance Agency                                    5.00         1/01/2017            916
  1,065     Dev. Finance Agency                                    5.00         1/01/2018          1,171
  1,395     Dev. Finance Agency                                    5.00         1/01/2019          1,525
  2,015     Health and Educational Facilities Auth.                5.00         7/01/2016          2,211
                                                                                              ----------
                                                                                                  19,258
                                                                                              ----------
            MICHIGAN (0.9%)
  4,950     Dickinson County EDC                                   5.75         6/01/2016          4,973
  2,165     Grand Traverse County Hospital Finance Auth.           5.00         7/01/2018          2,421
  2,625     Grand Traverse County Hospital Finance Auth.           5.00         7/01/2019          2,913
  1,000     Hospital Finance Auth.                                 5.00        11/15/2014          1,080
  1,000     Hospital Finance Auth.                                 5.00        11/15/2015          1,102
  6,440     Housing Dev. Auth.                                     1.00        10/01/2014          6,451
                                                                                              ----------
                                                                                                  18,940
                                                                                              ----------
            MINNESOTA (0.7%)
  5,000     Agricultural and Economic Development Board(c)         4.75         2/15/2015          5,159
  1,335     Agricultural and Economic Development Board (INS)      5.00         2/15/2015          1,471
    565     Agricultural and Economic Development Board (INS)      5.00         2/15/2016            637
  1,000     Higher Education Facilities Auth.                      4.00         4/01/2015          1,088
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2013            259
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2014            266
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2015            272
    300     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2016            330
    325     St. Paul Housing and Redevelopment Auth.               5.25         5/15/2017            363
  2,015     Tobacco Securitization Auth.                           5.00         3/01/2019          2,292
  2,000     Tobacco Securitization Auth.                           5.00         3/01/2020          2,274
                                                                                              ----------
                                                                                                  14,411
                                                                                              ----------
            MISSISSIPPI (0.6%)
  1,500     Hospital Equipment and Facilities Auth.                5.00         8/15/2013          1,572
  2,280     Hospital Equipment and Facilities Auth.                5.00         8/15/2014          2,452
  4,330     Hospital Equipment and Facilities Auth.                5.00        12/01/2014          4,590
  1,000     Hospital Equipment and Facilities Auth.                5.00         8/15/2015          1,099
  2,000     Hospital Equipment and Facilities Auth.                5.00         8/15/2016          2,225
                                                                                              ----------
                                                                                                  11,938
                                                                                              ----------

================================================================================

24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            MISSOURI (0.9%)
$ 1,135     Cape Girardeau County IDA                              5.00%        6/01/2014     $    1,191
  1,000     Cape Girardeau County IDA                              5.00         6/01/2017          1,084
  1,750     Fenton                                                 5.00         4/01/2012          1,750
  1,055     Joint Municipal Electric Utility Commission (INS)      5.00         1/01/2015          1,140
  5,500     Riverside IDA (INS)                                    4.50         5/01/2016          5,842
  7,150     St. Louis Airport (INS)                                5.00         7/01/2013          7,473
                                                                                              ----------
                                                                                                  18,480
                                                                                              ----------
            NEW JERSEY (5.4%)
  5,110     Cedar Grove Township                                   1.50         2/21/2013          5,135
 10,000     EDA                                                    5.25         9/01/2019         11,998
  5,055     Health Care Facilities Financing Auth.                 4.00        11/15/2016          5,401
  2,000     Health Care Facilities Financing Auth.                 5.00         7/01/2018          2,280
  2,000     Health Care Facilities Financing Auth.                 5.00         7/01/2019          2,268
  2,000     Health Care Facilities Financing Auth.                 5.00         7/01/2020          2,279
 12,044     Jersey City                                            3.50         4/19/2012         12,047
  5,761     Jersey City                                            3.50         4/19/2012          5,762
 10,000     Lyndhurst Township                                     1.75         2/15/2013         10,028
  3,298     Lyndhurst Township                                     1.75         3/21/2013          3,309
 15,000     New Jersey Transportation Trust Fund Auth.             5.25        12/15/2017         16,907
  6,962     Newark                                                 3.50        12/13/2012          7,009
  3,439     Newark                                                 3.50        12/13/2012          3,459
  7,105     Newark                                                 3.50        12/13/2012          7,152
  9,745     Tobacco Settlement Financing Corp.                     5.00         6/01/2014         10,269
  9,640     Transit Corp.                                          5.75         9/15/2014          9,859
                                                                                              ----------
                                                                                                 115,162
                                                                                              ----------
            NEW MEXICO (0.1%)
  1,165     Jicarilla Apache Nation(c)                             5.00         9/01/2013          1,202
  1,730     Sandoval County                                        4.00         6/01/2015          1,786
                                                                                              ----------
                                                                                                   2,988
                                                                                              ----------
            NEW YORK (10.8%)
  1,000     Albany IDA                                             5.50        11/15/2012          1,028
  1,000     Albany IDA                                             5.50        11/15/2013          1,064
  3,500     Albany IDA                                             4.25        11/15/2014          3,726
  4,480     Albany IDA                                             5.00        11/15/2015          4,958
 10,000     Broome County                                          2.00        11/30/2012         10,075
  5,000     Colonie                                                3.50         5/04/2012          5,005
  1,000     Dormitory Auth.                                        3.00         7/01/2013          1,010
  3,710     Dormitory Auth.                                        5.00         7/01/2013          3,884
  1,000     Dormitory Auth.                                        5.00         7/01/2013          1,047
  1,865     Dormitory Auth.                                        5.00         7/01/2014          1,970
  3,010     Dormitory Auth.                                        5.00         7/01/2014          3,242
  5,000     Dormitory Auth.                                        5.20         2/15/2015          5,017

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 4,095     Dormitory Auth.                                        5.00%        7/01/2015     $    4,512
  3,145     Dormitory Auth.                                        5.00         7/01/2015          3,465
  2,000     Dormitory Auth.                                        4.00         8/15/2015          2,188
    720     Dormitory Auth.                                        4.00         2/15/2016            791
  3,295     Dormitory Auth.                                        5.00         7/01/2016          3,691
  2,000     Dormitory Auth.                                        5.00         7/01/2016          2,177
    865     East Rochester Housing Auth. (NBGA)                    3.75        12/20/2012            870
  3,000     Long Island Power Auth.                                5.25         6/01/2014          3,289
 20,000     New York City(e)                                       5.00         8/01/2016         23,322
  6,750     Ramapo                                                 2.00         6/01/2012          6,762
 14,200     Ramapo                                                 2.00        10/01/2012         14,283
  6,000     Ramapo                                                 2.00        12/05/2012          6,034
 10,000     Rockland County                                        1.75         6/22/2012         10,004
 18,000     Rockland County                                        2.25         9/21/2012         18,058
  8,000     Rockland County                                        2.50         3/06/2013          8,068
 15,000     Roosevelt Union Free School District                   2.00         9/27/2012         15,054
 15,000     Schenectady                                            2.00         5/18/2012         15,013
  9,000     Schenectady School District                            1.50         1/18/2013          9,042
  3,320     Solvay                                                 2.00         2/07/2013          3,337
  2,500     Suffolk County EDC                                     5.00         7/01/2019          2,866
  2,640     Suffolk County EDC                                     5.00         7/01/2020          3,045
 16,000     Utica School District                                  2.00         7/26/2012         16,044
  3,000     Westchester County Health Care Corp.                   5.00        11/01/2015          3,324
  3,930     Yonkers                                                5.00        10/01/2017          4,360
  7,310     Yonkers                                                5.00        10/01/2018          8,103
                                                                                              ----------
                                                                                                 229,728
                                                                                              ----------
            NORTH CAROLINA (0.4%)
  2,000     Eastern Municipal Power Agency                         5.00         1/01/2016          2,277
  2,100     Medical Care Commission                                4.38         7/01/2017          2,234
  3,855     Medical Care Commission                                5.00         7/01/2018          4,394
                                                                                              ----------
                                                                                                   8,905
                                                                                              ----------
            OHIO (0.7%)
  4,515     American Municipal Power, Inc.                         5.00         2/15/2017          5,128
  4,500     Buckeye Tobacco Settlement Financing Auth.             5.00         6/01/2015          4,777
  1,530     Hancock County                                         4.00        12/01/2016          1,622
  1,875     Hancock County                                         4.25        12/01/2017          2,017
  1,865     Miami County                                           5.25         5/15/2012          1,874
                                                                                              ----------
                                                                                                  15,418
                                                                                              ----------
            OKLAHOMA (0.2%)
  2,150     Cherokee Nation (INS)(c)                               4.30        12/01/2016          2,320
  1,000     Norman Regional Hospital Auth. (INS)                   5.00         9/01/2013          1,018
  1,090     Norman Regional Hospital Auth. (INS)                   5.00         9/01/2014          1,117
                                                                                              ----------
                                                                                                   4,455
                                                                                              ----------

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            PENNSYLVANIA (2.0%)
$12,250     Allegheny County Hospital Dev. Auth.                   5.00%        5/15/2016     $   13,913
  1,065     Delaware County                                        4.00        10/01/2015          1,120
  1,110     Delaware County                                        4.00        10/01/2016          1,171
  1,155     Delaware County                                        5.00        10/01/2017          1,269
  1,195     Delaware County                                        5.00        10/01/2018          1,316
  4,000     EDA                                                    2.75         9/01/2013          4,087
  3,740     Higher Educational Facilities Auth.                    5.00         5/15/2016          4,254
  1,500     Montgomery County IDA                                  5.00        11/15/2016          1,619
  2,000     Montgomery County IDA                                  5.00        11/15/2017          2,143
  5,175     St. Mary Hospital Auth.                                4.00        11/15/2016          5,605
  5,170     St. Mary Hospital Auth.                                4.00        11/15/2016          5,600
                                                                                              ----------
                                                                                                  42,097
                                                                                              ----------
            PUERTO RICO (0.7%)
 14,000     Government Dev. Bank                                   4.75        12/01/2015         14,410
                                                                                              ----------
            SOUTH CAROLINA (2.2%)
  1,485     Association of Governmental Organizations
             Educational Facilities Corp. (INS)                    4.00        12/01/2016          1,570
 23,000     Berkeley County                                        4.88        10/01/2014         24,479
  1,555     Jobs EDA (INS)                                         4.05         4/01/2013          1,579
  1,000     Lexington County Health Services District, Inc.        5.00        11/01/2014          1,095
  3,950     Piedmont Municipal Power Agency                        5.00         1/01/2015          4,360
  7,715     Piedmont Municipal Power Agency                        5.00         1/01/2016          8,725
  4,000     Richland County                                        4.60         9/01/2012          4,054
  1,335     Tobacco Settlement Revenue Management Auth.            5.00         6/01/2018          1,337
                                                                                              ----------
                                                                                                  47,199
                                                                                              ----------
            TENNESSEE (0.1%)
  2,750     Shelby County Health, Educational, and Housing
             Facility Board                                        5.00         9/01/2014          3,014
                                                                                              ----------
            TEXAS (3.2%)
  5,170     Brazos River Auth.                                     4.90        10/01/2015          5,542
  3,000     Dallas Fort Worth International Airport                5.00        11/01/2016          3,480
  1,335     Gregg County Health Facilities Dev. Corp.              5.00        10/01/2015          1,406
  2,105     Gregg County Health Facilities Dev. Corp.              5.00        10/01/2016          2,229
  6,035     Harris County Cultural Education Facilities            5.00         2/15/2015          6,662
  4,500     Harris County Cultural Education Facilities            5.00         2/15/2016          5,067
    760     Midlothian Dev. Auth. (INS)                            5.00        11/15/2012            773
    535     Midlothian Dev. Auth. (INS)                            5.00        11/15/2013            555
    560     Midlothian Dev. Auth. (INS)                            5.00        11/15/2014            588
    390     Midlothian Dev. Auth. (INS)                            5.00        11/15/2015            412
  1,220     Northwest ISD (NBGA)                                   4.01(a)      2/15/2013          1,217
  1,000     Northwest ISD (NBGA)                                   4.07(a)      2/15/2014            990
  7,175     Red River Auth.                                        4.45         6/01/2020          7,618

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 1,000     San Leanna Education Facilities Corp.                  5.00%        6/01/2013     $    1,039
  1,585     San Leanna Education Facilities Corp.                  5.00         6/01/2017          1,764
  1,155     Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.25        11/15/2012          1,166
  1,220     Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.00        11/15/2013          1,274
  1,100     Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.25        11/15/2013          1,124
    870     Tarrant County Cultural Education Facilities
             Finance Corp.                                         4.63        11/15/2014            905
  1,265     Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.25        11/15/2014          1,302
  1,470     Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.00         5/15/2015          1,553
  1,250     Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.75        11/15/2015          1,298
  1,000     Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.00        11/15/2017          1,101
  2,810     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2013          2,945
  4,575     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2014          4,887
  3,360     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2015          3,648
  6,155     Tyler Health Facilities Dev. Corp.                     5.25        11/01/2016          6,800
                                                                                              ----------
                                                                                                  67,345
                                                                                              ----------
            U.S. VIRGIN ISLANDS (0.3%)
  1,000     Water and Power Auth.                                  4.00         7/01/2012          1,004
  2,250     Water and Power Auth.                                  4.75         7/01/2015          2,405
  2,700     Water and Power Auth.                                  4.75         7/01/2016          2,929
                                                                                              ----------
                                                                                                   6,338
                                                                                              ----------
            VIRGINIA (1.4%)
 18,665     Chesapeake Port Facility IDA(e)                        3.90         3/01/2013         19,081
  3,200     Housing Dev. Auth.                                     3.05         3/01/2018          3,328
  3,200     Housing Dev. Auth.                                     3.05         9/01/2018          3,338
  3,506     Marquis Community Dev. Auth.                           5.10         9/01/2036          2,733
  5,111     Marquis Community Dev. Auth.                           5.63(a)      9/01/2041            445
                                                                                              ----------
                                                                                                  28,925
                                                                                              ----------
            WISCONSIN (0.1%)
  1,200     Health and Educational Facilities Auth.(d),(f)         5.00         8/15/2021          1,361
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $1,037,694)                                    1,081,583
                                                                                              ----------
            PUT BONDS (21.8%)

            ALABAMA (1.1%)
 10,000     Chatom IDB (NBGA)                                      0.60         8/01/2037         10,000

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 8,000     East Alabama Health Care Auth.                         5.00%        9/01/2033     $    8,388
  5,000     Mobile IDB                                             5.00         6/01/2034          5,554
                                                                                              ----------
                                                                                                  23,942
                                                                                              ----------
            ARIZONA (1.8%)
 20,400     Maricopa County Pollution Control Corp.                4.00         6/01/2043         21,168
 15,000     Navajo County                                          5.50         6/01/2034         16,210
                                                                                              ----------
                                                                                                  37,378
                                                                                              ----------
            CALIFORNIA (2.4%)
  5,585     Economic Recovery                                      4.00         7/01/2023          5,981
 11,875     Economic Recovery                                      5.00         7/01/2023         12,977
  5,000     Health Facilities Financing Auth.                      5.00         7/01/2027          5,390
  8,000     Municipal Finance Auth.                                2.38         2/01/2039          8,079
  6,965     Sacramento USD (INS)                                   3.19(g)      3/01/2040          7,094
  5,000     Statewide Communities Dev. Auth. (INS)                 4.10         4/01/2028          5,176
  5,775     Statewide Communities Dev. Auth.                       3.85        11/01/2029          5,810
                                                                                              ----------
                                                                                                  50,507
                                                                                              ----------
            COLORADO (1.0%)
 10,000     E-470 Public Highway Auth.                             2.91(g)      9/01/2039         10,007
 10,500     Health Facilities Auth.                                4.00        10/01/2040         11,605
                                                                                              ----------
                                                                                                  21,612
                                                                                              ----------
            FLORIDA (1.3%)
  5,000     Highlands County Health Facilities Auth.               3.95        11/15/2032          5,073
  8,075     Miami-Dade County Health Facilities Auth. (INS)        4.55         8/01/2046          8,414
  5,000     Miami-Dade County IDA                                  4.00        10/01/2018          5,342
  6,000     Miami-Dade County School Board                         5.00         5/01/2032          6,617
  2,500     Palm Beach County School Board                         5.00         8/01/2032          2,816
                                                                                              ----------
                                                                                                  28,262
                                                                                              ----------
            GEORGIA (0.6%)
  2,325     Burke County Dev. Auth.                                0.90         1/01/2039          2,325
  8,000     Burke County Dev. Auth.                                2.50         1/01/2040          8,134
  2,015     Monroe County Dev. Auth.                               0.90         1/01/2039          2,015
                                                                                              ----------
                                                                                                  12,474
                                                                                              ----------
            ILLINOIS (0.7%)
  1,250     Educational Facilities Auth.                           4.13         3/01/2030          1,356
  1,250     Educational Facilities Auth.                           4.13         3/01/2030          1,282
 10,000     Educational Facilities Auth.                           4.45         3/01/2034         10,701
  2,500     Educational Facilities Auth.                           3.40        11/01/2036          2,622
                                                                                              ----------
                                                                                                  15,961
                                                                                              ----------
            INDIANA (0.4%)
  3,460     Plainfield (NBGA)                                      4.88         2/01/2035          3,536

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 5,000     Whiting Environmental Facilities                       2.80%        6/01/2044     $    5,199
                                                                                              ----------
                                                                                                   8,735
                                                                                              ----------
            KENTUCKY (0.1%)
  3,000     Louisville/Jefferson County                            1.90        10/01/2033          3,000
                                                                                              ----------
            LOUISIANA (0.5%)
 10,000     De Soto Parish                                         3.25         1/01/2019         10,362
                                                                                              ----------
            MICHIGAN (0.9%)
 10,000     Hospital Finance Auth.                                 5.50        12/01/2034         10,757
  8,000     Strategic Fund Ltd.                                    5.25         8/01/2029          8,704
                                                                                              ----------
                                                                                                  19,461
                                                                                              ----------
            NEVADA (0.2%)
  4,835     Clark County                                           5.45         3/01/2038          5,014
                                                                                              ----------
            NEW JERSEY (0.3%)
  5,000     EDA                                                    5.00         9/01/2029          5,650
                                                                                              ----------
            NEW MEXICO (0.9%)
 11,600     Farmington                                             2.88         4/01/2029         12,025
  6,500     Farmington (INS)                                       4.00         6/01/2032          6,552
                                                                                              ----------
                                                                                                  18,577
                                                                                              ----------
            OHIO (1.4%)
  5,000     Air Quality Dev. Auth.                                 2.25        12/01/2023          5,029
 10,000     Air Quality Dev. Auth.                                 4.75         8/01/2029         10,102
  4,000     Air Quality Dev. Auth.                                 3.88        12/01/2038          4,143
  9,405     Ohio Water Dev. Auth.                                  3.38         7/01/2033          9,691
  1,400     Water Dev. Auth.                                       3.00        10/01/2033          1,400
                                                                                              ----------
                                                                                                  30,365
                                                                                              ----------
            PENNSYLVANIA (2.9%)
 10,000     Beaver County IDA                                      4.75         8/01/2020         11,009
  9,500     Beaver County IDA                                      3.00        10/01/2047          9,501
 10,000     Economic Dev. Financing Auth.                          2.63        12/01/2033         10,122
 17,500     Economic Dev. Financing Auth.                          3.00        12/01/2038         17,836
  3,000     Economic Dev. Financing Auth.                          3.00        12/01/2038          3,057
  2,000     Economic Dev. Financing Auth.                          3.38        12/01/2040          2,061
  3,100     Economic Dev. Financing Auth.                          5.00        12/01/2042          3,124
  4,500     Pittsburgh Water and Sewer Auth. (INS)                 2.63         9/01/2035          4,528
                                                                                              ----------
                                                                                                  61,238
                                                                                              ----------
            TEXAS (2.3%)
  5,215     Gateway Public Facility Corp. (NBGA)                   4.55         7/01/2034          5,624
  5,000     Matagorda County                                       1.13         6/01/2030          5,003
 12,000     North Texas Tollway Auth.                              5.75         1/01/2038         13,899

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$15,000     North Texas Tollway Auth.                              5.00%        1/01/2042     $   15,494
  9,145     Northside ISD (NBGA)(e)                                4.10         6/01/2035          9,201
                                                                                              ----------
                                                                                                  49,221
                                                                                              ----------
            VIRGINIA (0.4%)
  8,000     Louisa IDA                                             5.38        11/01/2035          8,529
                                                                                              ----------
            WEST VIRGINIA (0.6%)
  7,000     EDA                                                    4.85         5/01/2019          7,323
  5,000     EDA                                                    3.13         3/01/2043          5,174
                                                                                              ----------
                                                                                                  12,497
                                                                                              ----------
            WISCONSIN (1.3%)
 10,000     Health and Educational Facilities Auth.                4.75         8/15/2025         10,678
 14,350     Health and Educational Facilities Auth.                5.13         8/15/2027         15,988
                                                                                              ----------
                                                                                                  26,666
                                                                                              ----------
            WYOMING (0.7%)
 14,000     Sweetwater County(e)                                   3.90        12/01/2014         14,739
                                                                                              ----------
            Total Put Bonds (cost: $446,075)                                                     464,190
                                                                                              ----------

            ADJUSTABLE-RATE NOTES (0.3%)

            FLORIDA (0.3%)
  7,000     Citizens Property Insurance Corp. (cost: $7,000)       1.94         6/01/2013          7,042
                                                                                              ----------
            PERIODIC AUCTION RESET BONDS (0.3%)

            CALIFORNIA (0.3%)
  7,250     Statewide Communities Dev. Auth., acquired
             7/19/2006-8/08/2007, cost $7,250 (INS)(b),(d)         0.73         5/15/2029          7,033
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (27.0%)

            ALABAMA (0.8%)
  2,145     Marengo County Port Auth. (LOC - Compass Bank)         1.50         7/01/2026          2,145
 14,500     Tuscaloosa County Port Auth. (LOC - Compass Bank)      1.50        12/01/2031         14,500
                                                                                              ----------
                                                                                                  16,645
                                                                                              ----------
            ARIZONA (0.8%)
  5,900     Health Facilities Auth. (LIQ)
             (LOC - Bank of America, N.A.)(c)                     0.60          2/01/2042          5,900
                                                                                              ----------
 12,000     Verrado Western Overlay Community Facilities
             District (LOC - Compass Bank)                        1.55          7/01/2029         12,000
                                                                                              ----------
                                                                                                  17,900
                                                                                              ----------
            ARKANSAS (1.1%)
 24,030     Northwest Regional Airport Auth.
             (LOC - Regions Bank)                                 0.87          2/01/2027         24,030
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            CALIFORNIA (4.2%)
$18,835     Anaheim Public Financing Auth. (LIQ)(INS)(c)           0.70%       10/01/2014     $   18,835
    700     Irvine Assessment District No. 07-22
              (LOC - KBC Bank N.V.)                                0.40         9/02/2032            700
  9,300     Orange County (LOC - KBC Bank N.V.)                    0.38         9/02/2018          9,300
  9,710     Oxnard Financing Auth. (LIQ)
              (LOC - Societe Generale)(c)                          0.45         6/01/2034          9,710
 17,975     State (LIQ)(LOC - Dexia Credit Local)(c)               0.94         8/01/2027         17,975
 14,965     State (LIQ)(LOC - Dexia Credit Local)(c)               0.94         8/01/2027         14,965
 18,000     Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                  2.95         5/01/2040         18,000
                                                                                              ----------
                                                                                                  89,485
                                                                                              ----------
            COLORADO (3.0%)
 24,980     Broomfield Urban Renewal Auth. (LOC - BNP Paribas)     1.10        12/01/2030         24,980
 18,220     Denver Health and Hospital Auth. (LIQ)
             (LOC - Bank of America, N.A.)(c)                      0.60        12/01/2033         18,220
 20,135     Lowry Economic Redevelopment Auth.
             (LOC - Compass Bank)                                  1.55        12/01/2020         20,135
                                                                                              ----------
                                                                                                  63,335
                                                                                              ----------
            CONNECTICUT (0.9%)
 19,000     Health and Educational Facilities Auth.
              (LOC - KBC Bank N.V.)                                1.25         7/01/2024         19,000
                                                                                              ----------
            GEORGIA (0.2%)
  4,000     La Grange Dev. Auth.                                   5.00        10/01/2012          4,000
                                                                                              ----------
            IDAHO (0.9%)
 19,885     American Falls Reservoir District                      0.75         2/01/2025         19,885
                                                                                              ----------
            ILLINOIS (1.8%)
  4,900     Health Facilities Auth. (LIQ)
              (LOC - Bank of America, N.A.)(c)                     0.60         5/15/2024          4,900
 34,100     State (LIQ)                                            2.90        10/01/2033         34,100
                                                                                              ----------
                                                                                                  39,000
                                                                                              ----------
            KENTUCKY (0.6%)
 11,965     State Property & Buildings Commission
             (LIQ)(LOC - Dexia Credit Local)(c)                    0.74         8/01/2021         11,965
                                                                                              ----------
            LOUISIANA (2.0%)
 13,770     Lafayette (LIQ)(c)                                     1.10        11/01/2028         13,770
 10,000     Municipal Natural Gas Purchasing and District Auth.
             (LIQ)(LOC - JPMorgan Chase & Co.)(c)                  0.39         8/01/2016         10,000
 18,000     St. James Parish (LOC - Natixis S.A.)                  1.56        11/01/2039         18,000
                                                                                              ----------
                                                                                                  41,770
                                                                                              ==========

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            NEW JERSEY (3.2%)
$22,395     EDA (LIQ)(LOC - Dexia Credit Local)(c)                 0.94%    9/01/2022         $   22,395
  2,840     EDA (LOC - Valley National Bank)                       1.12     3/01/2031              2,840
  7,430     EDA (LOC - Valley National Bank)                       0.90    11/01/2031              7,430
 12,695     EDA (LOC - Valley National Bank)                       0.44    11/01/2040             12,695
 14,275     EDA (LOC - Valley National Bank)                       0.44    11/01/2040             14,275
  8,000     State Turnpike Auth. (LOC - Societe Generale)          1.15     1/01/2018              8,000
                                                                                              ----------
                                                                                                  67,635
                                                                                              ----------
            NEW YORK (1.4%)
  2,610     Dormitory Auth. (LIQ)(LOC - Dexia Credit Local)(c)     0.74     5/15/2022              2,610
  3,000     Housing Finance Agency
             (LOC - Landesbank Baden-Wurttemberg)                  0.55    11/01/2041              3,000
  8,100     Metropolitan Transportation Auth.
             (LOC - KBC Bank N.V.)                                 0.70    11/01/2025              8,100
 16,320     Urban Dev. Corp.
             (LIQ)(LOC - Dexia Credit Local)(c)                    0.74     3/15/2024             16,320
                                                                                              ----------
                                                                                                  30,030
                                                                                              ----------
            NORTH CAROLINA (0.9%)
 20,000     Person County Industrial Facilities and Pollution
             Control Financing Auth. (LOC - Credit Industriel et
             Commercial S.A.)                                      0.70    11/01/2035             20,000
                                                                                              ----------
            PENNSYLVANIA (2.7%)
  9,100     Berks County IDA (NBGA)                                3.50     7/01/2016              9,100
 15,325     Cumberland County Municipal Auth.
             (LOC - KBC Bank N.V.)                                 0.47     1/01/2041             15,325
  8,760     Delaware Valley Regional Finance Auth.
             (LOC - Bayerische Landesbank)                         0.90     8/01/2016              8,760
 13,400     Delaware Valley Regional Finance Auth.
             (LOC - Bayerische Landesbank)                         0.85    12/01/2020             13,400
 12,000     Delaware Valley Regional Finance Auth.
             (LOC - Bayerische Landesbank)                         0.85    12/01/2020             12,000
                                                                                              ----------
                                                                                                  58,585
                                                                                              ----------
            PUERTO RICO (0.4%)
  8,700     Sales Tax Financing Corp. (LIQ)(c)                     0.50     8/01/2057              8,700
                                                                                              ----------
            TEXAS (1.2%)
  9,000     Fort Bend County (LIQ)(c)                              0.70     3/01/2032              9,000
  2,680     North East ISD (LIQ)(NBGA)(c)                          0.78     2/01/2028              2,680
 13,300     Weslaco Health Facilities Dev. Corp.
             (LOC - Compass Bank)                                  1.50     6/01/2038             13,300
                                                                                              ----------
                                                                                                  24,980
                                                                                              ----------
            VIRGINIA (0.2%)
  3,280     Winchester IDA (LIQ)(c)                                0.82     1/21/2014              3,280
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            WASHINGTON (0.7%)
$13,880     Housing Finance Commission
             (LOC - HSH Nordbank A.G.)                             1.75%       3/01/2036      $   13,880
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $574,105)                                    574,105
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,072,124)                                              $2,133,953
                                                                                              ==========

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-           $1,081,583              $-    $1,081,583
Put Bonds                                          -              464,190               -       464,190
Adjustable-Rate Notes                              -                7,042               -         7,042
Periodic Auction Reset Bonds                       -                7,033               -         7,033
Variable-Rate Demand Notes                         -              574,105               -       574,105
-------------------------------------------------------------------------------------------------------
Total                                             $-           $2,133,953              $-    $2,133,953
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------
                                                                         PERIODIC AUCTION RESET BONDS
-----------------------------------------------------------------------------------------------------
Balance as of March 31, 2011                                                                  $ 7,050
Purchases                                                                                           -
Sales                                                                                          (7,254)
Transfers into Level 3                                                                              -
Transfers out of Level 3                                                                            -
Net realized gain (loss)                                                                      (16,246)
Change in net unrealized appreciation/depreciation                                             16,450
-----------------------------------------------------------------------------------------------------
Balance as of March 31, 2012                                                                  $     -
-----------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (b) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2012, was $7,239,000, which represented 0.3% of the Fund's net assets.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (d) Security was fair valued at March 31, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

   (e) At March 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (f) At March 31, 2012, the aggregate market value of securities purchased on a when-issued basis was $15,547,000.

   (g) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2012.

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

March 31, 2012

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,072,124)     $2,133,953
  Cash                                                                         8
  Receivables:
     Capital shares sold                                                   2,428
     USAA Asset Management Company (Note 6C)                                   1
     Interest                                                             18,160
                                                                      ----------
        Total assets                                                   2,154,550
                                                                      ----------
LIABILITIES
   Payables:
     Securities purchased                                                 19,817
     Capital shares redeemed                                               3,355
     Dividends on capital shares                                             522
   Accrued management fees                                                   596
   Accrued transfer agent's fees                                              23
   Other accrued expenses and payables                                       106
                                                                      ----------
        Total liabilities                                                 24,419
                                                                      ----------
           Net assets applicable to capital shares outstanding        $2,130,131
                                                                      ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $2,089,393
  Overdistribution of net investment income                                 (132)
  Accumulated net realized loss on investments                           (20,959)
  Net unrealized appreciation of investments                              61,829
                                                                      ----------
           Net assets applicable to capital shares outstanding        $2,130,131
                                                                      ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $2,124,120/196,625
        shares outstanding)                                           $    10.80
                                                                      ==========
     Adviser Shares (net assets of $6,011/557 shares outstanding)     $    10.80
                                                                      ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended March 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $ 61,560
                                                                        --------
EXPENSES
  Management fees                                                          6,565
  Administration and servicing fees:
     Fund Shares                                                           2,981
     Adviser Shares                                                            8
  Transfer agent's fees:
     Fund Shares                                                             824
  Distribution and service fees (Note 6E):
     Adviser Shares                                                           13
  Custody and accounting fees:
     Fund Shares                                                             242
     Adviser Shares                                                            1
  Postage:
     Fund Shares                                                              52
  Shareholder reporting fees:
     Fund Shares                                                              44
  Trustees' fees                                                              14
  Registration fees:
     Fund Shares                                                              67
     Adviser Shares                                                           30
  Professional fees                                                          114
  Other                                                                       42
                                                                        --------
        Total expenses                                                    10,997
  Expenses reimbursed:
     Adviser Shares                                                          (27)
                                                                        --------
        Net expenses                                                      10,970
                                                                        --------
NET INVESTMENT INCOME                                                     50,590
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss                                                      (16,996)
  Change in net unrealized appreciation/depreciation                      51,912
                                                                        --------
        Net realized and unrealized gain                                  34,916
                                                                        --------
  Increase in net assets resulting from operations                      $ 85,506
                                                                        ========

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                         2012              2011
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                            $   50,590        $   49,430
  Net realized loss on investments                                    (16,996)             (646)
  Change in net unrealized appreciation/depreciation of
     investments                                                       51,912            (2,032)
                                                                   ----------------------------
     Increase in net assets resulting from operations                  85,506            46,752
                                                                   ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                      (50,310)          (49,206)
     Adviser Shares*                                                     (124)              (74)
                                                                   ----------------------------
        Distribution to shareholders                                  (50,434)          (49,280)
                                                                   ----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                         228,842           110,060
  Adviser Shares*                                                         977             5,010
                                                                   ----------------------------
     Total net increase in net assets from capital
        share transactions                                            229,819           115,070
                                                                   ----------------------------
  Net increase in net assets                                          264,891           112,542

NET ASSETS
  Beginning of year                                                 1,865,240         1,752,698
                                                                   ----------------------------
  End of year                                                      $2,130,131        $1,865,240
                                                                   ============================
Overdistribution of net investment income:
  End of year                                                      $     (132)       $     (156)
                                                                   ============================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Short-Term Fund Shares (Fund Shares) and Tax Exempt Short-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

40  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
      (NAV) to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs at the end of the period, market quotations from the pricing services were not determinative of fair value. As such, the securities were

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

   valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $15,477,000; all of which were when-issued securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan

================================================================================

44  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2012, the Fund paid CAPCO facility fees of $11,000, which represents 3.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase overdistribution of net investment income and decrease accumulated net realized loss on investments by $132,000. This includes reclassifications of market discount for federal income tax purposes. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2012, and March 31, 2011, was as follows:

                                            2012                  2011
                                        ----------------------------------
Tax-exempt income                       $50,434,000            $49,280,000

As of March 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                $     389,000
Accumulated capital and other losses                             (20,959,000)
Unrealized appreciation                                           61,829,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At March 31, 2012, the Fund had post-enactment long-term capital loss carryfowards of $16,339,000 and pre-enactment capital loss carryforwards of $3,510,000, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2012, the Fund deferred to April 1, 2012, post-October capital losses of $1,110,000. If not offset by subsequent capital gains, the capital loss carryforwards will expire between 2013 and 2016, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryfowards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------
EXPIRES                         BALANCE
-------                       ----------
  2013                        $  823,000
  2014                           265,000
  2015                         2,326,000
  2016                            96,000
                              ----------
 Total                        $3,510,000
                              ==========

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46  | USAA TAX EXEMPT SHORT-TERM FUND

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The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2012, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2012, were $217,721,000 and $239,676,000, respectively.

As of March 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was $2,072,124,000.

Gross unrealized appreciation and depreciation of investments as of March 31, 2012, for federal income tax purposes, were $62,457,000 and $628,000, respectively, resulting in net unrealized appreciation of $61,829,000.

(5) CAPITAL SHARE TRANSACTIONS

At March 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                      MARCH 31, 2012            MARCH 31, 2011
---------------------------------------------------------------------------------
                                   SHARES        AMOUNT       SHARES      AMOUNT
                                  -----------------------------------------------
Fund Shares:
Shares sold                        72,766      $ 783,171      66,927    $ 713,416
Shares issued from reinvested
 dividends                          3,997         43,018       3,893       41,531
Shares redeemed                   (55,527)      (597,347)    (60,542)    (644,887)
                                  -----------------------------------------------
Net increase from capital
 share transactions                21,236      $ 228,842      10,278    $ 110,060
                                  ===============================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                           133      $   1,441         466    $   5,010
Shares issued from reinvested
 dividends                              1              9           -            -
Shares redeemed                       (44)          (473)          -            -
                                  -----------------------------------------------
Net increase from capital
 share transactions                    90      $     977         466    $   5,010
                                  ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Municipal Debt Funds Index over the performance period. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010.

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48  | USAA TAX EXEMPT SHORT-TERM FUND

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   The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the year ended March 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $6,565,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $984,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the year ended March 31, 2012, the Fund Shares and Adviser Shares incurred administration and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   servicing fees, paid or payable to the Manager, of $2,981,000 and $8,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2012, the Fund reimbursed the Manager $59,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2012, to limit the annual expenses of the Adviser Shares to 0.80% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended March 31, 2012, the Adviser Shares incurred reimbursable expenses of $27,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2012, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $824,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution

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50  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

   and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended March 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At March 31, 2012, USAA and its affiliates owned 465,000 shares, which represent 83.5% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED MARCH 31,
                                      -------------------------------------------------------------------------------
                                            2012            2011              2010             2009              2008
                                      -------------------------------------------------------------------------------
Net asset value at
 beginning of period                  $    10.61      $    10.62        $    10.38       $    10.59        $    10.60
                                      -------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                       .27             .29               .32              .45               .41
 Net realized and unrealized
  gain (loss)                                .19            (.01)              .24             (.20)             (.01)
                                      -------------------------------------------------------------------------------
Total from investment
 operations                                  .46             .28               .56              .25               .40
                                      -------------------------------------------------------------------------------
Less distributions from:
 Net investment income                      (.27)           (.29)             (.32)            (.46)             (.41)
                                      -------------------------------------------------------------------------------
Net asset value at end
 of period                            $    10.80      $    10.61        $    10.62       $    10.38        $    10.59
                                      ===============================================================================

Total return (%)*                           4.40            2.62              5.46(a)          2.38              3.84
Net assets at end
 of period (000)                      $2,124,120      $1,860,300        $1,752,698       $1,211,460        $1,020,505
Ratios to average
 net assets:**
 Expenses (%)(b)                             .55             .54               .55(a)           .56               .55
 Net investment income (%)                  2.54            2.69              3.01             4.36              3.86
Portfolio turnover (%)                        16              10                16               24                26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended March 31, 2012, average net assets were $1,988,343,000.
(a) For the year ended March 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund
    Shares' expenses paid indirectly decreased the expense ratios as follows:

                                            (.00%)(+)       (.00%)(+)         (.00%)(+)        (.00%)(+)         (.01%)
    (+) Represents less than 0.01% of average net assets.

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52  | USAA TAX EXEMPT SHORT-TERM FUND

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(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    YEAR ENDED           PERIOD ENDED
                                                     MARCH 31,            MARCH 31,
                                                       2012                 2011***
                                                   ----------------------------------
Net asset value at beginning of period               $10.61                $10.71
                                                     ----------------------------
Income from investment operations:
  Net investment income                                 .25                   .17
  Net realized and unrealized gain (loss)               .19                  (.10)
                                                     ----------------------------
Total from investment operations                        .44                   .07
                                                     ----------------------------
Less distributions from:
  Net investment income                                (.25)                 (.17)
                                                     ----------------------------
Net asset value at end of period                     $10.80                $10.61
                                                     ============================
Total return (%)*                                      4.14                   .69
Net assets at end of period (000)                    $6,011                $4,940
Ratios to average net assets:**
  Expenses (%)(a)                                       .80                   .80(b)
  Expenses, excluding reimbursements (%)(a)            1.30                  1.53(b)
  Net investment income (%)                            2.28                  2.47(b)
Portfolio turnover (%)                                   16                    10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended March 31, 2012, average net assets were $5,435,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

March 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2011, through March 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

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54  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                 BEGINNING            ENDING         DURING PERIOD*
                               ACCOUNT VALUE      ACCOUNT VALUE     OCTOBER 1, 2011 -
                              OCTOBER 1, 2011     MARCH 31, 2012     MARCH 31, 2012
                              -------------------------------------------------------
FUND SHARES
Actual                           $1,000.00          $1,014.17            $2.77

Hypothetical
 (5% return before expenses)      1,000.00           1,022.25             2.78

ADVISER SHARES
Actual                            1,000.00           1,012.91             4.03

Hypothetical
 (5% return before expenses)      1,000.00           1,021.00             4.04

* Expenses are equal to the annualized expense ratio of 0.55% for Fund Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.42% for Fund Shares and 1.29% for Adviser Shares for the six-month period of October 1, 2011, through March 31, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  55

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TRUSTEES' AND OFFICERS'INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 70 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years; however, this policy may be changed by the Board at any time. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

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56  | USAA TAX EXEMPT SHORT-TERM FUND

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If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO), and USAA Shareholder Account Services
(SAS) (10/09-01/12); President and Director of USAA Financial Advisors, Inc.
(FAI) and USAA Financial Planning Services Agency, Inc. (FPS) (10/09-04/11); Senior Vice President of FPS (04/11-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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58  | USAA TAX EXEMPT SHORT-TERM FUND

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PAUL L. McNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cadogan Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds launched and managed by Cadogan Management, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

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INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President and Director of AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-01/12); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

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60  | USAA TAX EXEMPT SHORT-TERM FUND

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ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

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TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
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CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
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INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
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MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
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Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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       San Antonio, TX 78288                                   PRSRT STD
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   40856-0512                                (C)2012, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2012 and 2011 were $226,210 and $268,555, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2012 and 2011 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, AMCO, and the Funds' transfer agent, SAS, for March 31, 2012 and 2011 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (AMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2012

By:*     /s/ Adym W. Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    5/29/2012
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    5/29/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    5/25/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.